Property and equipment	12 Months Ended
Dec. 31, 2012
Property And Equipment
Property and equipment
	2012	2011

Survey equipment	$623,081	$610,230
Furniture and other equipment	528,420	526,105
Computers and software	1,080,302	1,046,915
Leasehold improvements	382,157	382,157
	2,613,960	2,565,407
Less accumulated depreciation, amortization and impairment	(2,286,121)	(2,161,106)

	$327,839	$404,301

Included in furniture and other equipment are assets held under capital lease agreements which have a net book value as follows:

	2012	2011

Cost	$-	$35,000
Accumulated amortization	-	(22,028)
	$-	$12,972